Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$ 1,209,235
		$ 1,209,235
Education — 6.5%
Bethlehem Area School District Authority, PA:
0.538%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,990	$ 3,950,619
0.538%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	990,130
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,089,688
Massachusetts College Building Authority, 5.00%, 5/1/29	750	855,720
Massachusetts Development Finance Agency, (Harvard University), Green Bonds, 5.00%, 11/15/32(2)	4,375	5,306,481
Miami University, OH, 5.00%, 9/1/33(2)	775	894,234
Nevada System of Higher Education, 5.00%, 7/1/23	500	515,725
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.44%, 7/1/32(3)	15,455	15,455,000
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,530	1,711,733
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/36(2)	1,600	1,692,496
5.00%, 7/1/37(2)	1,100	1,161,215
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,287,864
University of Hawaii, 3.00%, 10/1/31	2,065	2,065,310
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,349,456
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	369,134
		$ 39,694,805
Electric Utilities — 6.2%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue, 5.00%, 10/1/29(2)	$6,360	$ 6,968,652
Florida Municipal Power Agency:
3.00%, 10/1/32	1,750	1,669,605
3.00%, 10/1/33	1,100	1,050,368
Garland, TX, Electric Utility System Revenue:
4.00%, 3/1/32	1,015	1,076,611
4.00%, 3/1/33	1,055	1,115,947
4.00%, 3/1/34	375	395,520
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.00%, 5/15/34	3,020	3,388,621
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.): (continued)
5.00%, 5/15/42	$1,000	$ 1,102,920
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,128,550
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,516,660
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/32	5,000	5,881,400
Seattle, WA, Municipal Light and Power Revenue, 0.69%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	1,981,780
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	3,000	3,180,900
5.00%, 3/1/28	3,475	3,680,651
5.00%, 3/1/29	3,325	3,519,912
		$ 37,658,097
Escrowed/Prerefunded — 4.2%
Anchorage, AK, Prerefunded to 9/1/25, 5.00%, 9/1/28	$1,835	$ 1,977,323
Hamilton County, OH, Sewer System, Prerefunded to 12/1/23, 5.00%, 12/1/24	1,000	1,042,730
Homewood, AL, Prerefunded to 9/1/26, 5.00%, 9/1/32	370	406,919
Illinois Finance Authority, (Northwestern Memorial HealthCare), Prerefunded to 8/15/22, 4.00%, 8/15/42	1,000	1,007,320
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	1,885	1,953,199
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,274,501
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,129,436
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,061,120
Pennsylvania, Prerefunded to 6/1/22, 4.00%, 6/1/30	1,400	1,403,108
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/24	520	542,916
San Diego Community College District, CA, Prerefunded to 8/1/26, 4.00%, 8/1/32	5,000	5,317,800
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,053,990
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,580,985
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,798,900
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	2,914,658
		$ 25,464,905

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 28.9%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	$5,000	$ 5,517,550
Arlington Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	1,000	1,163,810
5.00%, 2/15/33	750	872,625
Arlington, MA, 5.00%, 10/15/30	1,615	1,898,126
Austin Independent School District, TX, 4.00%, 8/1/33	3,660	3,940,832
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/32	5,355	5,783,346
Baltimore County, MD, 5.00%, 3/1/30	5,000	5,811,650
Batavia, IL, 4.00%, 11/1/24	755	763,917
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/31	930	1,003,340
Brookline, MA, 5.00%, 3/15/30	2,270	2,604,598
California:
4.00%, 8/1/36	2,025	2,072,000
5.00%, 4/1/29	4,000	4,542,640
5.00%, 4/1/35	1,000	1,160,570
Cape May County, NJ, 3.00%, 10/1/29	1,095	1,099,807
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	609,946
Cleveland Municipal School District, OH, 5.00%, 12/1/32	3,505	3,603,491
Connecticut, 3.00%, 1/15/32	2,850	2,757,318
Crystal Lake, IL, 4.00%, 12/15/23	455	460,091
Dallas County, TX, 5.00%, 8/15/29	5,200	5,707,676
Decatur, IL, 5.00%, 3/1/23	1,030	1,050,394
Delaware, 5.00%, 3/1/32	5,070	6,056,216
Denton County, TX, 4.00%, 7/15/30	1,000	1,068,060
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/33	250	259,448
4.00%, 6/1/34	300	309,615
Florida, 5.00%, 7/1/33	5,000	6,064,400
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,260	3,518,225
Georgia:
5.00%, 8/1/29	1,240	1,435,002
5.00%, 8/1/33	5,000	5,808,150
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	893,000
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,916,282
Greensboro, NC, 5.00%, 2/1/28	1,790	1,972,347
La Grange Park District, IL, 5.00%, 12/1/22	440	448,254
Long Beach Unified School District, CA, (Election of 2008):
0.00%, 8/1/31	1,675	1,176,286
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2008): (continued)
0.00%, 8/1/32	$1,225	$ 822,771
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,142,950
Los Angeles Unified School District, CA:
4.00%, 7/1/33	1,000	1,054,130
4.00%, 7/1/38	6,550	6,707,658
Louisville/Jefferson County Metropolitan Government, KY, 5.00%, 4/1/30	9,220	10,727,747
Macomb County, MI, 4.00%, 5/1/24	1,000	1,031,050
Madison County, TN, 5.00%, 5/1/23	1,115	1,147,145
McKinney Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	5,630	5,964,704
Morris Township, NJ, 3.00%, 11/1/29	60	60,257
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,934,442
Neshaminy School District, PA, 4.00%, 11/1/26	610	626,128
New Hampshire, 4.00%, 12/1/32	2,085	2,218,482
New Jersey, 4.00%, 6/1/31	8,450	8,830,672
New York City, NY:
5.00%, 8/1/29	5,000	5,666,250
5.00%, 8/1/33	2,500	2,885,325
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/31	1,650	1,768,974
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,950	3,137,502
Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	1,345	1,439,406
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,385	1,459,692
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	8,180,702
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,385,019
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,372,850
South Portland, ME, 5.00%, 10/1/33	1,525	1,804,258
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,120	1,291,707
Southfield, MI, 4.00%, 5/1/28	1,160	1,239,820
Swampscott, MA, 4.00%, 3/1/32	815	865,636
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	1,755	1,864,091
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,249,729
Washington:
4.00%, 7/1/27(2)	2,500	2,667,350

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington: (continued)
4.00%, 7/1/33	$3,000	$ 3,216,450
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,047,020
		$176,158,929
Hospital — 8.0%
Arizona Health Facilities Authority, (Banner Health), 0.69%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	$1,000	$ 1,000,340
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	2,751,974
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,100,689
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/29	400	454,996
5.00%, 10/1/30	475	546,036
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	823,856
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	225,129
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/28(2)	1,600	1,770,256
Montgomery County, OH, (Kettering Health Network Obligated Group), 3.00%, 8/1/34	300	264,528
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/15/38(2)	2,000	2,210,000
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,383,800
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
4.00%, 4/1/35	800	803,848
4.00%, 4/1/36	845	846,808
4.00%, 4/1/37	875	874,895
5.00%, 4/1/33	1,000	1,139,140
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,107,623
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	637,848
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), (LOC: TD Bank, N.A.), 0.32%, 10/1/41(4)	14,500	14,500,000
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 0.45%, 11/15/35(3)	10,000	10,000,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	$1,490	$ 1,681,540
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,008,840
		$ 49,132,146
Housing — 3.8%
Connecticut Housing Finance Authority, Social Bonds, 0.74%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(1)	$2,000	$ 2,000,200
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	1,800	1,796,184
New York City Housing Development Corp., NY, (SPA: TD Bank, N.A.), 0.44%, 11/1/60(3)	12,700	12,700,000
New York Mortgage Agency:
2.05%, 4/1/28	1,000	940,540
2.15%, 4/1/29	1,390	1,298,899
2.25%, 4/1/30	1,000	922,710
2.35%, 4/1/31	1,835	1,685,007
2.40%, 10/1/31	1,130	1,036,380
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	932,350
		$ 23,312,270
Insured - General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$ 2,148,043
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,003,000
Yonkers, NY:
(BAM), 4.00%, 5/1/34	695	715,092
(BAM), 4.00%, 5/1/34	1,755	1,811,581
		$ 8,677,716
Insured - Lease Revenue/Certificates of Participation — 0.9%
Baltimore County, MD, Certificates of Participation, 5.00%, 3/1/29	$4,630	$ 5,255,606
		$ 5,255,606
Insured - Transportation — 0.9%
Metropolitan Transportation Authority, NY, (AGM), 0.981%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(1)	$5,500	$ 5,459,740
		$ 5,459,740

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.5%
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.09%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	$3,000	$ 3,002,760
		$ 3,002,760
Lease Revenue/Certificates of Participation — 2.4%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$ 134,479
4.00%, 12/1/28	225	238,369
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):
5.00%, 3/1/30	475	541,310
5.00%, 3/1/31	500	575,455
5.00%, 3/1/32	750	860,565
Hudson Yards Infrastructure Corp., NY, Green Bonds, 5.00%, 2/15/34	2,000	2,317,980
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,511,816
Orange County School Board, FL, 5.00%, 8/1/26	4,300	4,707,511
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,454,790
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	1,310	1,256,657
St. Louis County Special School District, MO, 4.00%, 4/1/29	525	558,043
Virginia Public Building Authority, 4.00%, 8/1/35	800	825,856
		$ 14,982,831
Other Revenue — 11.3%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.79%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$2,500	$ 2,485,800
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/31	965	1,037,674
5.00%, 12/1/35	380	407,147
5.00%, 12/1/36	450	481,671
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00% to 2/1/28 (Put Date), 2/1/50	14,000	14,283,360
4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,072,600
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	2,708,191
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/1/28 (Put Date), 5/1/52	7,500	7,643,175
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/38	1,250	1,262,463
5.00%, 3/15/35	5,000	5,681,700
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
5.00%, 3/15/36	$5,000	$ 5,674,500
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	4,721,816
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	10,000	10,146,500
PEFA, Inc., IA, Gas Project Revenue, 5.00% to 9/1/26 (Put Date), 9/1/49	7,160	7,558,828
		$ 69,165,425
Senior Living/Life Care — 0.2%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$ 1,081,310
		$ 1,081,310
Special Tax Revenue — 4.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$1,500	$ 1,515,180
4.00%, 2/1/40	2,500	2,519,325
4.00%, 2/1/42	5,700	5,682,786
5.00%, 11/1/31	3,220	3,270,296
5.00%, 11/1/31	1,000	1,160,580
5.00%, 11/1/34	5,000	5,710,900
5.00%, 2/1/42	1,400	1,569,358
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	4,000	4,094,160
5.00%, 3/15/33	3,000	3,397,800
New York State Urban Development Corp., Sales Tax Revenue, 3.00%, 3/15/40	1,035	907,561
		$ 29,827,946
Transportation — 13.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.89%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	$2,000	$ 1,976,420
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	1,250	1,375,263
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/33	1,000	1,046,440
5.00%, 1/1/34	1,000	1,046,440
5.25%, 1/1/33	3,750	4,075,950
5.25%, 1/1/34	3,750	4,071,787

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport): (continued)
5.25%, 1/1/37	$1,500	$ 1,624,605
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	3,825	3,963,388
El Paso, TX, (El Paso International Airport):
5.00%, 8/15/22	655	661,354
5.00%, 8/15/33	955	1,064,309
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,687,881
Georgia Ports Authority:
5.00%, 7/1/30	1,400	1,622,824
5.00%, 7/1/33	2,625	3,063,454
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,075,500
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	107,359
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	1,000	1,150,030
Maine Turnpike Authority, 5.00%, 7/1/35	1,000	1,164,560
Metropolitan Transportation Authority, NY:
0.518%, (67% of SOFR + 0.33%), 4/1/24 (Put Date), 11/1/35(1)	2,375	2,356,974
5.00%, 11/15/29	5,965	6,311,209
5.00%, 11/15/29	1,390	1,486,939
Series 2015F, 5.00%, 11/15/28	2,560	2,712,986
Green Bonds, 4.00%, 11/15/32	5,000	5,021,150
New Hampshire, Turnpike System Revenue, 5.00%, 8/1/30(2)	3,445	3,994,202
Riverside County Transportation Commission, CA, 4.00%, 6/1/37	2,375	2,366,711
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/35	1,685	1,840,576
5.00%, 7/1/36	1,615	1,757,911
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/34	2,950	3,335,801
Triborough Bridge and Tunnel Authority, NY:
0.568%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(1)	2,938	2,932,663
5.00%, 5/15/29(2)	10,000	11,256,500
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,286,530
		$ 80,437,716
Water and Sewer — 4.9%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$ 4,142,641
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	671,076
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	$6,000	$ 6,220,080
4.00%, 6/15/39	6,000	6,028,320
(SPA: U.S. Bank, N.A.), 0.43%, 6/15/35(3)	4,400	4,400,000
Series EE, 5.00%, 6/15/35	1,155	1,188,957
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,275	2,362,315
South Central Connecticut Regional Water Authority:
5.00%, 8/1/25(2)	1,195	1,284,422
5.00%, 8/1/26(2)	1,000	1,092,670
Springdale, AR, Water and Sewer Revenue:
4.00%, 9/1/28(2)	850	894,183
4.00%, 9/1/29(2)	675	708,284
4.00%, 9/1/30(2)	935	978,590
		$ 29,971,538
Total Tax-Exempt Municipal Obligations (identified cost $621,954,600)		$600,492,975
Total Investments — 98.4% (identified cost $621,954,600)		$600,492,975
Other Assets, Less Liabilities — 1.6%		$ 9,796,663
Net Assets — 100.0%		$610,289,638
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
At April 30, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	24.5%
California	13.8%
Texas	11.0%
Others, representing less than 10% individually	50.7%

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 1.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$600,492,975	$ —	$600,492,975
Total Investments	$ —	$600,492,975	$ —	$600,492,975
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.